DERIVATIVE INSTRUMENTS - Foreign Currency Risk (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative contracts, notional amounts			$ 15.2	$ 36.5
Gain recognized on derivatives			$ 1.7
Loss recognized on derivatives				$ 0.9
Foreign currency exchange options
Derivative [Line Items]
Gain recognized on derivatives	$ 12.1	$ 5.9
Minimum | Foreign currency exchange options
Derivative [Line Items]
Derivative contracts, maturity dates range	3 months		3 months
Maximum | Foreign currency exchange options
Derivative [Line Items]
Derivative contracts, maturity dates range	18 months		18 months